JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 75.9%
Fixed Income — 59.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	530,264	6,363,167
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	125,650	1,036,611
JPMorgan High Yield Fund Class R6 Shares (a)	299,434	2,158,918
JPMorgan Income Fund Class R6 Shares (a)	225,338	2,172,263
JPMorgan Managed Income Fund Class L Shares (a)	307,544	3,090,819
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	368,514	3,537,735

Total Fixed Income		18,359,513

International Equity — 4.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	5,269	156,275
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	60,367	1,061,852

Total International Equity		1,218,127

U.S. Equity — 12.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	47,251	874,139
JPMorgan Equity Index Fund Class R6 Shares (a)	41,975	1,909,014
JPMorgan U.S. Equity Fund Class R6 Shares (a)	58,926	945,763

Total U.S. Equity		3,728,916

TOTAL INVESTMENT COMPANIES (Cost $22,483,256)		23,306,556

EXCHANGE-TRADED FUNDS — 21.8%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,309	568,252

Fixed Income — 16.9%
iShares Core U.S. Aggregate Bond ETF	20,289	2,296,106
iShares TIPS Bond ETF	24,825	2,886,899

Total Fixed Income		5,183,005

International Equity — 1.7%
iShares Core MSCI EAFE ETF	8,700	531,309

U.S. Equity — 1.3%
iShares Russell 2000 ETF	1,737	262,877
iShares Russell Mid-Cap ETF	2,323	129,972

Total U.S. Equity		392,849

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,441,131)		6,675,415

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $404,267)	405,000	405,111

	Shares
SHORT-TERM INVESTMENTS —1.4%
INVESTMENT COMPANIES —1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $427,081)	427,081	427,081

Total Investments — 100.4% (Cost $29,755,735)		30,814,163
Liabilities in Excess of Other Assets — (0.4)%		(121,358)

Net Assets — 100.0%		30,692,805

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	2	12/2019	CAD	300,955	(442)
U.S. Treasury 10 Year Note	18	12/2019	USD	2,345,625	(12,516)

					(12,958)

Short Contracts
EURO STOXX 50 Index	(16)	12/2019	EUR	(619,529)	(8,618)
SPI 200 Index	(2)	12/2019	AUD	(225,568)	(303)
TOPIX Index	(2)	12/2019	JPY	(295,954)	(6,404)

					(15,325)

					(28,283)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer- related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,409,052	$405,111	$—	$30,814,163

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(19,665)	$(8,618)	$—	$(28,283)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$544,246	$—	$—	$24,006	$568,252	6,309	$2,732	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	6,289,086	95,147	134,436	6,647	106,723	6,363,167	530,264	46,163	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,243,740	72,140	4,412,490	177,110	(80,500)	—	—	23,624	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	—	—	—	—	—	—	—	—	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	153,904	—	—	2,371	156,275	5,269	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,019,980	11,711	—	—	4,920	1,036,611	125,650	11,711	—
JPMorgan Equity Income Fund Class R6 Shares (a)	—	850,088	—	—	24,051	874,139	47,251	1,802	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,813,340	191,922	119,355	22,426	681	1,909,014	41,975	10,894	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	—	—	—	—	—	—	—	—	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	574,999	—	571,572	166,251	(169,678)	—	—	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,768,070	37,563	641,848	(4,365)	(502)	2,158,918	299,434	37,563	—
JPMorgan Income Fund Class R6 Shares (a)	1,227,608	933,036	—	—	11,619	2,172,263	225,338	19,816	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,069,700	—	—	—	(7,848)	1,061,852	60,367	—	—
JPMorgan Managed Income Fund Class L Shares (a)	3,517,759	491,512	918,459	3,862	(3,855)	3,090,819	307,544	18,993	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	—	3,548,760	—	—	(11,025)	3,537,735	368,514	7,241	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	938,414	2,653	—	—	4,696	945,763	58,926	2,652	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	393,354	470,482	436,755	—	—	427,081	427,081	2,188	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	545,423	—	530,897	29,513	(44,039)	—	—	—	—

Total	$24,401,473	$7,403,164	$7,765,812	$401,444	$(138,380)	$24,301,889		$185,379	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2019.